RYDEX ETF TRUST
Rydex S&P MidCap 400 Pure Value ETF
Supplement dated July 25, 2011
to the currently effective Prospectus for the Fund listed above
This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund listed above (the “Fund”) and should be read in conjunction with the Fund’s Prospectus.
•	Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectus is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectus, the information below reflects the Fund’s “Acquired Fund Fees and Expenses.”

Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Fund’s case, Acquired Fund Fees and Expenses represent the expenses the Fund indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Fund may invest in such investment companies from time to time when doing so will further the Fund’s investment objective.

Unlike the other fees and expenses included in the Fund’s Fees and Expenses Table, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. Rather, Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund’s portfolio and indirectly borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund’s expense ratio, they have no effect on a shareholder’s cost of investing in the Fund and are included in the Fund’s expense ratio only to comply with SEC rules. For more precise information about the Fund’s operating expenses, shareholders are encouraged to review the Fund’s financial statements.

Rydex S&P MidCap 400 Pure Value ETF

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses**	0.36%

*	Other Expenses were less than 0.01% for the fiscal year ended October 31, 2010.

**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 Year	3 Years	5 Years	10 Years
$37	$116	$202	$456
•	Effective immediately, the following disclosure has been added under the heading “Shareholder Information” in the Rydex S&P MidCap 400 Pure Value ETF’s Prospectus.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses — As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ETF-SUP1-0711x0312

RYDEX ETF TRUST
Rydex Russell 2000® Equal Weight ETF
Supplement dated July 25, 2011
to the currently effective Prospectus for the Fund listed above
This supplement provides new and additional information beyond that contained in the currently effective Prospectus for the Fund listed above (the “Fund”) and should be read in conjunction with the Fund’s Prospectus.
•	Effectively immediately, the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectus is replaced in its entirety with the Fees and Expenses Table and Example information set forth below. In addition to the Fees and Expenses Table and Example information currently disclosed in the Fund’s Prospectus, the information below reflects the Fund’s “Acquired Fund Fees and Expenses.”

Acquired Fund Fees and Expenses generally represent the expenses a fund indirectly incurs through its investment in other investment companies, such as other mutual funds. In the Fund’s case, Acquired Fund Fees and Expenses represent the expenses the Fund indirectly incurs through its investment in business development companies (BDCs), a type of investment company that more closely resembles an operating company than a mutual fund. The Fund may invest in such investment companies from time to time when doing so will further the Fund’s investment objective.

Unlike the other fees and expenses included in the Fund’s Fees and Expenses Table, the Acquired Fund Fees and Expenses are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. Rather, Acquired Fund Fees and Expenses are similar to the expenses paid by any operating company in the Fund’s portfolio and indirectly borne by the Fund. Thus, despite the fact that Acquired Fund Fees and Expenses appear to increase the Fund’s expense ratio, they have no effect on a shareholder’s cost of investing in the Fund and are included in the Fund’s expense ratio only to comply with SEC rules. For more precise information about the Fund’s operating expenses, shareholders are encouraged to review the Fund’s financial statements.

Rydex Russell 2000® Equal Weight ETF

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses*	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses**	0.42%

*	Other Expenses are estimated to be less than 0.01% for the fiscal year ending October 31, 2011.

**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include acquired fund fees and expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions you costs would be:

1 Year	3 Years
$43	$135
•	Effective immediately, the disclosure under “Explanation of Certain Fund Fees and Expenses — Acquired Fund Fees and Expenses” in the “Shareholder Information” section of the Prospectus is replaced in its entirety by the following disclosure.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses — As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ETF-SUP2-0711x0312

RYDEX ETF TRUST
Rydex Russell 1000® Equal Weight ETF
Rydex Russell 2000® Equal Weight ETF
Supplement dated July 25, 2011
to the currently effective Statement of Additional Information for the Funds listed above
This supplement provides new and additional information beyond that contained in the currently effective Statement of Additional Information (“SAI”) for the Funds listed above (the “Funds”) and should be read in conjunction with the Funds’ SAI.
Effective immediately, the creation and redemption transaction fees listed for the Funds under the headings “Creation Transaction Fee” and “Redemption Transaction Fee” in the section titled “Purchase and Redemption of Creation Units” are replaced as follows:
Creation Transaction Fee

Fund	Creation Transaction Fee
Rydex Russell 1000® Equal Weight ETF	$2,500
Rydex Russell 2000® Equal Weight ETF	$3,000
Redemption Transaction Fee

Fund	Creation Transaction Fee
Rydex Russell 1000® Equal Weight ETF	$2,500
Rydex Russell 2000® Equal Weight ETF	$3,000
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
ETF-SUP3-0711x0312